Trade payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade account payables		R$ 12,249,851	R$ 12,164,730
Trade account payables, current		12,246,782	12,053,266
Trade account payables, current		3,069	111,464
Third parties member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade account payables		1,748,853	1,492,223
Third parties member | Foreign market member
IfrsStatementLineItems [Line Items]
Trade account payables	[1]	9,540,635	9,936,266
Third parties forfait member
IfrsStatementLineItems [Line Items]
Trade account payables		2,431,249	1,980,029
Third parties forfait member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade account payables	[2]	682,396	487,806
Related partie member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade account payables		196,440	208,287
Related partie forfait member
IfrsStatementLineItems [Line Items]
Trade account payables		277,967	248,435
Related partie forfait member | Domestic market member
IfrsStatementLineItems [Line Items]
Trade account payables	[2]	R$ 81,527	R$ 40,148

[1]	Includes R$5.8 billion (2021: R$4.7 billion) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
[2]	The Company has payment agreements with financial institutions that allow certain suppliers to opt for granting their receivables from the Company upon accepting of financial institutions by acquiring or not the related receivables, without the Company's interference. The grant operation does not imply any change in the instruments issued by suppliers, with the same conditions of the original amount and the payment term maintained.